Segments - Summary of Results by Segment (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Profit before tax	£ 1,567	£ 1,814	£ 1,914
Customer loans	199,869	200,324	200,156
Customer deposits	172,131	175,921	172,351
Corporate centre [member]
Disclosure of operating segments [line items]
Profit before tax	(161)	40	124
Customer loans	4,807	6,167	6,726
Customer deposits	£ 7,607	9,781	8,219
Reclassification and presentational changes [member] | Corporate centre [member]
Disclosure of operating segments [line items]
Profit before tax		21	15
Customer loans		262	248
Customer deposits		£ 6,418	£ 5,188